Related Party Transactions, Associated Capital Group (Q1) (Details) - Associated Capital Group [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Management fee percentage	20.00%		20.00%
Management fees	$ 0	$ 0	$ 0	$ 0
Payment made under sublease agreement	$ 27,113	$ 82,913	$ 321,975	$ 314,691